INCOME TAXES Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.01%	26.02%	25.79%
Reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
Income tax expense (recovery) at Canadian statutory income tax rates of 26.01% (2014 - 26.02%; 2013 - 25.79%)	$ (421)	$ (4,733)	$ 20,872
Increase (decrease) in income taxes for:
Permanent and other differences	(464)	(227)	(2,339)
Change in statutory/foreign tax rates	(979)	(2,930)	(1,210)
Change in valuation allowance	1,952	5,051	8,875
Stock-based compensation expense	1,206	1,385	(150)
Adjustment to prior years	(234)	177	(142)
Total	$ 1,060	$ (1,277)	$ 25,906